Significant Transactions (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Business Acquisition [Line Items]
Schedule of acquisition date fair value of consideration
Preliminary Fair Value
Common shares issued	$25,203
Cash	5,724
Contingent consideration	817
Total preliminary fair value of consideration transferred	$31,744

Schedule of fair values of assets acquired and liabilities
Preliminary Fair Value
Cash	$445
Accounts receivable	917
Prepaid expenses	149
Intangible assets and goodwill	30,433
Furniture, fixtures and equipment	1,327
Accounts payable and accrued expenses	(978)
Deferred revenue	(549)
Net assets acquired	$31,744

Schedule of financial information combined results of operations
	Three Months Ended September 30,
	2020	2019
Revenues	$3,790	$4,130
Net loss	$(4,686)	$(4,185)

	June 30,
	2020	2019
Revenues	$13,584	$12,220
Net loss	(20,589)	(15,884)

Solo Sciences, Inc. [Member]
Business Acquisition [Line Items]
Schedule of estimated acquisition date fair value of consideration
Common shares issued	$17,550
Contingent consideration	389
Total estimated fair value of consideration	$17,939

Schedule of fair values of assets acquired and liabilities

Cash	$101
Prepaid expenses and other assets	22
Furniture, fixtures, and equipment	2
Acquired technology	7,160
Acquired trade name	340
Goodwill	17,025
Accounts payable and accrued liabilities	(1,158)
Fair value of noncontrolling interests	(5,554)
Net assets acquired	$17,938

Trellis Solutions, Inc [Member]
Business Acquisition [Line Items]
Schedule of estimated acquisition date fair value of consideration
Common shares issued	$2,531
Contingent consideration	998
Total estimated fair value of consideration	$3,529

Schedule of fair values of assets acquired and liabilities

Cash	$21
Accounts receivable, net	77
Other assets	6
Acquired technology	210
Acquired trade name	80
Customer relationships	220
Goodwill	3,229
Accounts payable and accrued expenses	(283)
Deferred revenue	(31)
Net assets acquired	$3,529